UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Tax Free Money Fund Investment
Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                            Principal
                                                                                           Amount ($)           Value ($)
                                                                                        ---------------------------------

Municipal Investments 97.9%
Arizona 0.9%
City of Phoenix, AZ, 1.5%, 2/11/2005                                                      1,025,000            1,025,000

California 2.1%
California, General Obligation, 1.19%, 12/1/2004                                          2,500,000            2,500,000

Colorado 0.2%
Colorado, CO, Educational Loan Program,
Series L49J-D, 1.75%*, 8/9/2005                                                             215,000              215,000

Delaware 0.2%
Delaware, DE, Economic Development Authority
Revenue, Hospital Billing, Series A, 1.68%*, 12/1/2015 (a)                                  200,000              200,000

District of Columbia 2.0%
District of Columbia, General Obligation,
Core City, 1.75%*, 3/1/2028, Bank of America NA (b)                                       1,690,000            1,690,000
District of Columbia, General Obligation,
Multimodal-Medlantic, Series A, 1.7%*, 6/1/2015 (a)                                         685,000              685,000
                                                                                                            ------------
                                                                                                               2,375,000

Florida 11.8%
Alachua County, FL, Hospital & Healthcare Revenue,
Health Facilities Authority, Shands Teaching
Hospital, Series A, 1.76%*, 12/1/2012, SunTrust Bank (b)                                    100,000              100,000
Broward County, FL, Educational Facilities
Authority Revenue, Nova Southeastern,
Series C, 1.76%*, 4/1/2024, Bank of America NA (b)                                        2,500,000            2,500,000
Florida, FL, Capital Projects Finance Authority, Glenridge
on Palmer Ranch, Series C, 1.72%*, 6/1/2012, Bank of Scotland (b)                           600,000              600,000
Gulf Breeze, FL, Florida Municipal Bond Fund
Revenue, Series A, 1.72%*, 3/31/2021, Bank of America NA (b)                                325,000              325,000
Jacksonville, FL, Electric Authority Revenue,
1.38%, 10/4/2004                                                                          5,000,000            5,000,000
JEA, FL, St. John's River Power Park System
Revenue, Series 18, 4.0%, 10/1/2004                                                       1,000,000            1,000,000
Orange County, FL, Education Facilities Authority Revenue,
Rollins College Project, 1.76%*, 5/1/2031, Bank of America NA (b)                           400,000              400,000
Orlando, FL, Utility Committee, 1.25%*, 12/10/2004                                        2,500,000            2,500,000
Pasco County, FL, School Board Certificates
of Participation, 1.7%*, 8/1/2026 (a)                                                     1,550,000            1,550,000
                                                                                                            ------------
                                                                                                              13,975,000

Georgia 5.5%
Athens-Clarke County, GA, University Development Authority
Revenue, University of Georgia Athletic Association
Project, 1.76%*, 8/1/2033, Bank of America NA (b)                                         1,300,000            1,300,000
Burke County, GA, Development Authority Pollution
Control Revenue, Oglethorpe Power Corp. Project,
1.76%*, 1/1/2022 (a)                                                                        200,000              200,000
De Kalb County, GA, Housing Authority, Multi-family
Housing Revenue, Clairmont Crest Project, 1.7%*, 6/15/2025                                2,155,000            2,155,000
Fayette County, GA, Development Authority Educational
Facilities Revenue, Catholic School Properties, Inc.,
Project, 1.69%*, 4/1/2024, Wachovia Bank NA (b)                                             100,000              100,000
Roswell, GA, Housing Authority Multi-family Revenue,
Housing Post Canyon Project, 1.69%*, 6/1/2025                                             2,800,000            2,800,000
                                                                                                            ------------
                                                                                                               6,555,000

Hawaii 3.4%
ABN Amro Munitops, Munitops Certificates Trust,
Series 2004-16, 1.75%*, 7/1/2012 (a)                                                      4,000,000            4,000,000

Illinois 8.3%
Chicago, IL, General Obligation, Series B, 1.7%*, 1/1/2037 (a)                              800,000              800,000
Illinois, Certificates of Participation, 2.0%, 10/22/2004                                 2,600,000            2,601,200
Illinois, Educational Facilities Authority Revenue,
1.37%, 11/16/2004                                                                         1,500,000            1,500,000
Illinois, Finance Authority Revenue, Northwestern University,
Series B, 1.7%*, 12/1/2034                                                                1,000,000            1,000,000
Illinois, Industrial Development Revenue, Goodman
Theatre Project, 1.7%*, 12/1/2033, Bank One NA (b)                                          675,000              675,000
Kankakee, IL, Unipair Foundation, Inc. Project,
1.76%*, 11/1/2031, National City Bank Michigan/Illinois (b)                               2,280,000            2,280,000
Will & Kendall Counties, IL, Community School
District No. 202, 1.75%*, 1/1/2023 (a)                                                      995,000              995,000
                                                                                                            ------------
                                                                                                               9,851,200

Indiana 9.8%
ABN Amro Munitops, Munitops Certificates Trust,
144A, Series 2003-32, 1.75%*, 1/15/2012 (a)                                               3,000,000            3,000,000
Indiana, Development Finance Authority Revenue,
Educational Facilities, Eiteljorg Museum,
1.05%*, 11/3/2004, Bank One NA (b)                                                        5,150,000            5,150,000
Indiana, Transportation Finance Authority Highway Revenue:
144A, Series B-21, 1.74%*, 12/1/2022 (a)                                                  2,100,000            2,100,000
Series 853, 1.2%*, 6/1/2017 (a)                                                             900,000              900,000
Indianapolis, IN, Industrial Economic Development Revenue,
Jewish Federation Campus, 1.67%*, 4/1/2005, Fifth Third Bank (b)                            520,000              520,000
                                                                                                            ------------
                                                                                                              11,670,000

Iowa 3.2%
Iowa, Finance Authority Hospital Facility Revenue,
Iowa Health Systems, Revenue Bond:
Series B, 1.71%*, 7/1/2015 (a)                                                              100,000              100,000
Series B, 1.71%*, 1/1/2028 (a)                                                            1,630,000            1,630,000
Iowa, School Cash Anticipation Program, Warrant
Certificates, Series B, 2.0%, 1/28/2005 (a)                                               2,000,000            2,006,303
                                                                                                            ------------
                                                                                                               3,736,303

Kentucky 4.0%
Boone County, KY, Pollution Control Revenue,
Cincinnati Gas & Electric Co., Series A,
1.35%*, 8/1/2013, Credit Lyonnais (b)                                                     1,800,000            1,800,000
Somerset, KY, Blakley Family YMCA, Inc., Project,
1.74%*, 4/1/2015, Fifth Third Bank (b)                                                    2,970,000            2,970,000
                                                                                                            ------------
                                                                                                               4,770,000

Maryland 3.9%
Gaithersburg, MD, Economic Development Revenue,
Asbury Methodist Village, 1.72%*, 1/1/2034, KBC Bank NV (b)                               3,600,000            3,600,000
Montgomery County, MD, Economic Development Revenue,
Howard Hughes Medical Facilities, Series A,
1.71%*, 10/15/2020                                                                        1,000,000            1,000,000
                                                                                                            ------------
                                                                                                               4,600,000

Massachusetts 2.5%
Massachusetts, Development Finance Agency,
Industrial Development Revenue, North Shore
YMCA Project, 1.75%*, 11/1/2022, Keybank NA (b)                                           2,950,000            2,950,000

Michigan 1.5%
Detroit, MI, Economic Development Corp., Waterfront
Reclamation, Revenue Bond, Series A,
1.7%*, 5/1/2009,Bank of America NA (b)                                                      307,000              307,000
Farmington Hills, MI, Economic Development Corp.,
Limited Obligation Revenue, Brookfield Building
Association Project, 1.73%*, 11/1/2010, Comerica Bank (b)                                   395,000              395,000
Oakland University, MI, Michigan Revenue Bond,
1.7%*, 3/1/2031 (a)                                                                         875,000              875,000
University of Michigan, General Revenue Hospital,
Series A, 1.7%*, 12/1/2027                                                                  200,000              200,000
                                                                                                            ------------
                                                                                                               1,777,000

New Jersey 1.1%
New Jersey, Health Facilities Financing Authority
Revenue, Hospital Cap Asset Financing, Series D,
1.7%*, 7/1/2035, Chase Manhattan Bank (b)                                                   350,000              350,000
Salem County, NJ, Industrial Pollution Control,
Financing Authority Revenue, E.I. Du Pont
de Nemours and Co., 1.3%*, 3/1/2012                                                       1,000,000            1,000,000
                                                                                                            ------------
                                                                                                               1,350,000

New York 1.2%
New York City, NY, Transitional Finance Authority,
Stars Certificates, Series 2003-1, 1.72%*, 2/1/2011                                       1,400,000            1,400,000

North Carolina 2.3%
North Carolina, Medical Care Community Health Care
Facilities Revenue, First Mortgage-Friends Homes,
1.68%*, 9/1/2033, Bank of America NA (b)                                                    200,000              200,000
North Carolina, Medical Care Community Health Care
Facilities Revenue, Grace Hospital, Inc. Project,
1.69%*, 10/1/2025, Wachovia Bank NA (b)                                                   2,550,000            2,550,000
                                                                                                            ------------
                                                                                                               2,750,000

Oklahoma 0.4%
Oklahoma, Industrial Authority Revenue, Integris
Baptist Project, Series B, 1.72%*, 8/15/2029 (a)                                            450,000              450,000

Pennsylvania 12.3%
Latrobe, PA, Industrial Development Authority Revenue,
Greensburg Diocese, 1.7%*, 6/1/2033, Allied Irish Bank PLC (b)                            2,000,000            2,000,000
Lehigh County, PA, Industrial Development Authority,
Pollution Control Revenue, 1.3%*, 6/1/2014, Rabobank Nederland (b)                          250,000              250,000
Pennsylvania, Certificate of Participation, Department
General Services, 4.0%, 11/1/2004 (a)                                                     1,085,000            1,087,547
Pennsylvania, Higher Educational Facilities Authority
Revenue, Modal-Drexel University, Series B,
1.69%*, 5/1/2033, Allied Irish Bank PLC (b)                                               2,000,000            2,000,000
Pennsylvania, Higher Educational Facilities Authority
Revenue, University Properties, Student Housing,
Series A, 1.73%*, 8/1/2034, Citizens Bank of PA (b)                                       5,000,000            5,000,000
Pennsylvania, Higher Educational Facilities Authority,
Health Services Revenue, 144A, Series PT-1807,
1.74%*, 1/1/2005                                                                          3,970,000            3,970,000
Pennsylvania, State School District (REV) Lease,
Public School Building Authority, 144A, Series A42,
1.8%*, 6/1/2028 (a)                                                                         300,000              300,000
                                                                                                            ------------
                                                                                                              14,607,547

South Carolina 2.0%
South Carolina, Educational Facilities Authority for
Private Nonprofit Institutions, Coker College,
1.74%*, 6/1/2019, Wachovia Bank NA (b)                                                    2,400,000            2,400,000

Tennessee 1.7%
Clarksville, TN, Public Building Authority Revenue,
Pooled Financing, 1.76%*, 7/1/2031, Bank of America NA (b)                                2,000,000            2,000,000

Texas 10.3%
Corpus Christi, TX, Electric Revenue, Utility System,
1.75%*, 7/15/2010 (a)                                                                     2,315,000            2,315,000
Galena Park, TX, Independent School District,
Series SG-153, 1.73%*, 8/15/2023                                                          3,000,000            3,000,000
Houston, TX, Water & Sewer Systems Revenue,
Star Certificates, Series 2003-14, 1.73%*, 6/1/2026 (a)                                     495,000              495,000
San Antonio, TX, Electric & Gas, Series A,
1.32%, 10/14/2004                                                                         5,000,000            5,000,000
Texas, Floating Rate Trust Receipts, 144A,
Series L62J-D, 1.75%*, 8/31/2005                                                          1,000,000            1,000,000
Texas, Higher Education Revenue, Higher Education Authority,
Inc., Series B, 1.68%*, 10/1/2029, Landesbank Hessen-Thueringen (b)                         400,000              400,000
                                                                                                            ------------
                                                                                                              12,210,000

Washington 3.1%
Port Tacoma, WA, State General Obligation, Core City,
Series R-4036, 1.75%*, 12/1/2025 (a)                                                        495,000              495,000
Spokane, WA, Public Facilities District Hotel,
Motel & Sales Use Tax, 144A, Series R-2041,
1.7%*, 12/1/2023 (a)                                                                      3,170,000            3,170,000
                                                                                                            ------------
                                                                                                               3,665,000

Wisconsin 4.2%
Wisconsin, Health & Educational Facilities Authority
Revenue, Beaver Dam Community Hospitals, Series B,
1.69%*, 8/15/2034, US Bank NA (b)                                                         2,000,000            2,000,000
Wisconsin, Transportation Authority Revenue,
1.4%*, 12/10/2004                                                                         3,000,000            3,000,000
                                                                                                            ------------
                                                                                                               5,000,000


Total Municipal Investments (Cost $116,032,050)                                                              116,032,050

                                                                                             Shares             Value ($)
                                                                                             ------             ---------
Mutual Funds 0.1%

Dreyfus Tax Exempt Cash Management, 0.72%**
(Cost $101,872)                                                                             101,872              101,872
                                                                                                            ------------

                                                                                               % of
                                                                                               Net Assets       Value ($)
                                                                                               ----------       ---------

Total Investment Portfolio  (Cost $116,133,922)                                                98.0          116,133,922
Other Assets and Liabilities, Net                                                               2.0            2,317,635
                                                                                                            ------------
Net Assets                                                                                    100.0          118,451,557
                                                                                                            ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2004.

** Rate shown is annualized seven-day yield at period end.

(a) Bond is insured by one of these companies:
                                                            As a % of Total
                                                         Investment Portfolio
--------------------------------------------------------------------------------
AMBAC       AMBAC Assurance Corp.                                  3.6
--------------------------------------------------------------------------------
FGIC        Financial Guaranty Insurance Company                   6.7
--------------------------------------------------------------------------------
FSA         Financial Security Assurance                           6.7
--------------------------------------------------------------------------------
MBIA        Municipal Bond Investors Assurance                     6.6
--------------------------------------------------------------------------------

(b) Security incorporates a letter of credit or line of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax Free Money Fund


By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    ------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004